Nature of Operations	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
NATURE OF OPERATIONS

TerraForm Power, Inc. (the "Company") was formed under the name SunEdison Yieldco, Inc. on January 15, 2014, as a wholly owned indirect subsidiary of SunEdison, Inc. ("SunEdison"). The name change from SunEdison Yieldco, Inc. to TerraForm Power, Inc. became effective on May 22, 2014. Following the Company's initial public offering ("IPO") on July 23, 2014, and as part of a series of formation transactions, the Company became a holding company and its sole asset is an equity interest in TerraForm Power, LLC ("Terra LLC" or "the Predecessor") an owner of solar generation facilities and long-term contractual arrangements to sell the electricity generated by such systems and the related green energy certificates, ancillary services and other environmental attributes to third parties. The Company is the managing member of Terra LLC, and operates, controls and consolidates the business affairs of Terra LLC.

Basis of Presentation

Certain solar generation facilities in the Company's current portfolio have been contributed from SunEdison and are reflected in the accompanying consolidated balance sheets at SunEdison's historical cost. When solar generation facilities are contributed or acquired from SunEdison, the Company is required to recast its historical financial statements to reflect the assets and liabilities of the acquired solar generation facilities for the period it was owned by SunEdison in accordance with rules applicable to transactions between entities under common control.

For all periods prior to the IPO, the accompanying consolidated financial statements represent the combination of the Company and Terra LLC, the accounting predecessor, and were prepared using SunEdison's historical basis in assets and liabilities. For all periods subsequent to the IPO, the accompanying consolidated financial statements represent the results of the Company, which consolidates Terra LLC through its controlling interest.

The historical financial statements of the Predecessor include allocations of certain SunEdison corporate expenses and income tax expense. Management believes the assumptions and methodology underlying the allocation of general corporate overhead expenses are reasonable. Subsequent to the IPO, corporate expenses represent those costs allocated to the Company under the management services agreement, as more fully described in Note 18. Related Parties.